SHARE BASED PAYMENTS - Summary of Shares Outstanding (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options	615,000
7.6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options	15,000
Initial Exercise Price ($) | $ / shares	$ 7.60
Risk-free interest rate	0.39%
Expected Volatility	48.80%
10.2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options	15,000
Initial Exercise Price ($) | $ / shares	$ 10.20
Risk-free interest rate	0.39%
Expected Volatility	48.80%
14
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options	146,250
Initial Exercise Price ($) | $ / shares	$ 14.00
Risk-free interest rate	0.82%
Expected Volatility	4.80%
15.6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options	204,750
Initial Exercise Price ($) | $ / shares	$ 15.60
Risk-free interest rate	0.82%
Expected Volatility	4.80%
17.2
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options	234,000
Initial Exercise Price ($) | $ / shares	$ 17.20
Risk-free interest rate	0.82%
Expected Volatility	4.80%